Business Combinations - Initial Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012
Initial purchase price allocation
Accounts receivable, net	$ 27.9	$ 28.2
Plant, property and equipment, net	80.6	80.6
Unbilled services	11.8	11.8
Other assets	0.4	0.3
Goodwill	170.4	169.4
Intangibles	177.6	177.6
Accounts payable	(10.8)	(10.8)
Accrued liabilities	(7.0)	(6.6)
Deferred tax liability	(39.0)	(39.0)
Other liabilities	(1.6)	(1.2)
Unearned revenue	(9.5)	(9.5)
Total purchase price	$ 400.8	$ 400.8